Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2020
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         CHANGE TO PRINCIPAL INVESTMENT STRATEGIES FOR THE GLOBAL BOND FUND
Under the heading “Principal Investment Strategies” for the Global Bond Fund, on page 85, the fifth bullet point is deleted in its entirety and replaced with the following:
•	The average credit quality for the Fund’s portfolio will be greater than or equal to “Ba” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund may invest up to 30% of its assets in U.S. and non-U.S. (including emerging markets) below-investment grade securities (i.e., high yield securities or junk bonds) (“Baa” by Moody’s or the equivalent by S&P Global Ratings or Fitch). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
VI.         FEES AND EXPENSES CHANGES FOR THE VALUE EQUITY FUND
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.59%	0.59%
Other expenses	0.04%	0.30%
Total annual Fund operating expenses	0.63%	0.89%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 64	$ 91
3 Years	$202	$ 284
5 Years	$351	$ 493
10 Years	$786	$1,096
IX.         FEES AND EXPENSES CHANGES FOR THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 126, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.92%	0.92%
Other expenses	0.06%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.99%	1.25%
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 126, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 101	$ 127
3 Years	$ 315	$ 397
5 Years	$ 547	$ 686
10 Years	$1,213	$1,511

Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2020
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         CHANGE TO PRINCIPAL INVESTMENT STRATEGIES FOR THE GLOBAL BOND FUND
Under the heading “Principal Investment Strategies” for the Global Bond Fund, on page 85, the fifth bullet point is deleted in its entirety and replaced with the following:
•	The average credit quality for the Fund’s portfolio will be greater than or equal to “Ba” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund may invest up to 30% of its assets in U.S. and non-U.S. (including emerging markets) below-investment grade securities (i.e., high yield securities or junk bonds) (“Baa” by Moody’s or the equivalent by S&P Global Ratings or Fitch). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.

VALUE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2020
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
VI.         FEES AND EXPENSES CHANGES FOR THE VALUE EQUITY FUND
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.59%	0.59%
Other expenses	0.04%	0.30%
Total annual Fund operating expenses	0.63%	0.89%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 64	$ 91
3 Years	$202	$ 284
5 Years	$351	$ 493
10 Years	$786	$1,096

SMALL CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2020
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
IX.         FEES AND EXPENSES CHANGES FOR THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 126, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.92%	0.92%
Other expenses	0.06%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.99%	1.25%
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 126, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 101	$ 127
3 Years	$ 315	$ 397
5 Years	$ 547	$ 686
10 Years	$1,213	$1,511